STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)					3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 01, 2023	Feb. 13, 2023	Feb. 13, 2023	Dec. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Feb. 28, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized					25,000,000			25,000,000		25,000,000	25,000,000
Preferred stock, par value					$ 0.01			$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued										0	0
Preferred stock, shares outstanding										0	0
Common Stock, Shares Authorized					1,000,000,000			1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share					$ 0.01			$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Outstanding					302,237,035			302,237,035		252,227,053	99,748,541
Shares issued during period, shares					943,000			943,000		943,000	58,056,334
Shares issued for services, value										475,387
Number of shares issued for services, shares					$ 4,528	$ 4,834	$ 82,644			$ 112,557	$ 42,736
Shares issued for purchase of assets										56,863,334
Value of shares issued for purchase of assets										$ 8,529,500	$ 8,529,500
Shares subscribed adjustment on acquisition, shares				5,210,209					5,210,209
Shares subscribed adjustment on acquisition				$ 265,000					$ 265,000	$ 265,000
Shares issued price per share					$ 0.01		$ 1.00	$ 0.01		$ 1.00	$ 1.00
Common stock shares subscription					$ 9,430			$ 9,430		$ 9,430	$ 580,563
Shares issued during period, value					943,000			943,000		943,000	1,193,000
Shares issued during period, value					500,000		$ 100,000			100,000	625,000
Options to purchase of stock		22,500,000	22,500,000
Price per share, granted		$ 0.32	$ 0.32
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 1,000,000							1,000,000
[custom:VestingOfSharesGrantedPercentage]	50.00%		50.00%
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Expense					$ 504,528			$ 504,528		$ 112,557	$ 42,736
2022 Omnibus Performance Award Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options, number of shares authorized													19,977,931
Restricted Stock [Member] | 2022 Omnibus Performance Award Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares, Outstanding					50,000,000			50,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services, value					9,982	31,648	369,781			475,387	243,886
Number of shares issued for services, shares					$ 100	$ 317	$ 3,698			$ 4,755	$ 2,439
Shares issued for purchase of assets											56,863,334
Value of shares issued for purchase of assets
Shares subscribed adjustment on acquisition, shares										(5,210,209)
Shares subscribed adjustment on acquisition										$ (516,530)
Number of shares issued						51,653,125			51,653,125
Number of shares sold								9,982
Sale of stock price per share					$ 0.44			$ 0.44
Shares issued during period, value					$ 500,000		$ 1,000			$ 1,000	$ 6,250
Options to purchase of stock					50,000,000		100,000			100,000	625,000
Shares issued during period, value										100,050,000
Stock Issued During Period, Shares, Other										56,863,334
Stock Issued During Period, Value, Restricted Stock Award, Gross										$ 1,000,000
Shares, Outstanding					303,180,035	153,096,095	158,274,656	303,180,035	153,096,095	253,170,053	157,804,875	253,170,053		98,879,655
Common Stock [Member] | Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold								50,000,000
Sale of stock price per share					$ 0.01			$ 0.01
Common Stock [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during period, value										$ 250,000
Options to purchase of stock										250,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold										100,000
Sale of stock price per share										$ 1.00
Gross proceeds from private offering										$ 100,000
Common Stock [Member] | Private Placement [Member] | Subscription Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued during period, shares										943,000
Shares issued price per share					$ 1.00			$ 1.00		$ 1.00
Common stock shares subscription										$ 943,000
Shares issued during period, value										$ 943,000
Shares issued during period, value								$ 943,000
Options to purchase of stock								943,000